Deposits (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Deposits From Banking Clients [Line Items]
Time deposits	$ 11,081	¥ 921,352	¥ 788,525
Other deposits	1,729	143,823	64,744
Total	$ 12,810	¥ 1,065,175	¥ 853,269